Segment Information (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Reconciliation of Revenue and Operating Income from Segments to Consolidated
Following are the operating results for the years ended December 31:

	2020		2019		2018
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$15,789.5	$2,236.5	$14,904.1	$1,673.2	$13,017.2	$1,435.7
Direct	16,830.6	2,076.5	15,305.9	1,181.4	13,017.5	1,088.5
Total Personal Lines[1]	32,620.1	4,313.0	30,210.0	2,854.6	26,034.7	2,524.2
Commercial Lines	4,875.8	634.8	4,427.6	458.8	3,610.9	478.6
Property[2]	1,765.7	(125.1)	1,554.8	(26.1)	1,287.7	(88.7)
Other indemnity	0	0	0	0	0	0.9
Total underwriting operations	39,261.6	4,822.7	36,192.4	3,287.3	30,933.3	2,915.0
Fees and other revenues[3]	603.5	NA	563.7	NA	472.2	NA
Service businesses	226.4	20.9	195.0	16.1	158.5	24.4
Investments[4]	2,566.6	2,546.6	2,071.2	2,046.6	415.0	390.7
Interest expense	NA	(217.0)	NA	(189.7)	NA	(166.5)
Consolidated total	$42,658.1	$7,173.2	$39,022.3	$5,160.3	$31,979.0	$3,163.6
NA = Not applicable
[1] Personal auto insurance accounted for 94% of the total Personal Lines segment net premiums earned in 2020, 2019, and 2018; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2] During 2020, 2019, and 2018, pretax profit (loss) includes $56.9 million, $66.3 million, and $72.0 million, respectively, of amortization expense predominately associated with intangible assets. See Note 16 - Goodwill and Intangible Assets for further discussion.
[3] Pretax profit (loss) for fees and other revenues is allocated to operating segments.
[4] Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

Underwriting Margins and Combined Ratios for our Underwriting Operations	Following are the underwriting margins and combined ratios for our underwriting operations for the years ended December 31:

	2020		2019		2018
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	14.2%	85.8	11.2%	88.8	11.0%	89.0
Direct	12.3	87.7	7.7	92.3	8.4	91.6
Total Personal Lines	13.2	86.8	9.5	90.5	9.7	90.3
Commercial Lines	13.0	87.0	10.4	89.6	13.3	86.7
Property[1]	(7.1)	107.1	(1.7)	101.7	(6.9)	106.9
Total underwriting operations	12.3	87.7	9.1	90.9	9.4	90.6
[1] Included in 2020, 2019, and 2018, are 3.2 points, 4.3 points, and 5.6 points, respectively, of amortization expense predominately associated with the acquisition of a controlling interest in ARX.